Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (in Millions)	Adjusted EBITDA (in Millions)(6)
					Company TSR(4)	Peer Group TSR(4)(5)
2025	$10,735,903	$10,318,504	$2,796,552	$2,686,398	$160	$228	$492	$1,006
2024	$8,999,130	$8,672,323	$1,969,062	$1,702,991	$167	$215	$430	$982
2023	$8,138,627	$10,546,295	$2,043,948	$2,565,627	$154	$194	$603	$1,135
2022	$8,582,645	$9,596,256	$2,407,078	$2,603,319	$123	$132	$997	$1,336
2021	$7,452,895	$9,655,142	$1,675,553	$2,032,412	$119	$144	$532	$828

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Hult was our Principal Executive Officer ("PEO") for the full year for each of 2025, 2024, 2023, 2022 and 2021.The non-PEO named executive officers consist of the following individuals:
(a)For 2025, Daniel Clara, Michael Welch, Dean Calloway and Jed Milstein;
(b)For 2024, Michael Welch, Daniel Clara, Jed Milstein, Dean Calloway, George Villasana and Miran Maric;
(c)For 2023 and 2022, Michael Welch, Daniel Clara, George Villasana and Jed Milstein; and
(d)For 2021, Michael Welch, Daniel Clara, George Villasana, Jed Milstein, William Stax and Patrick Guido.

Peer Group Issuers, Footnote	Reflects market-weighted Peer Group Index composed of the common stock of AutoNation, Inc., Sonic Automotive, Inc., Group 1 Automotive, Inc., Penske Automotive Group, Inc. and Lithia Motors, Inc. For purposes of this disclosure, the returns of each issuer were weighted according to the respective issuer’s market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 10,735,903	$ 8,999,130	$ 8,138,627	$ 8,582,645	$ 7,452,895
PEO Actually Paid Compensation Amount	$ 10,318,504	8,672,323	10,546,295	9,596,256	9,655,142
Adjustment To PEO Compensation, Footnote	For each of 2025, 2024, 2023, 2022, and 2021 (each, a “Covered Year”), in determining both the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executive officers for purposes of this column, we deducted from or added back to the total amounts of compensation reported as the Summary Compensation Table total (or average Summary Compensation Table total) certain amounts in accordance with SEC rules, as itemized below for 2025:

Item Added (Deducted)	2025
For PEO (Mr. Hult):
- SCT “Stock Awards” column value	$(6,999,971)
+ Covered year-end fair value of equity awards granted in Covered Year that were outstanding and unvested at Covered Year-end	$5,527,006
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that were outstanding and unvested at Covered Year-end	$(231,903)
+/- change in fair value (from prior year-end to vesting date) for prior-year equity awards that vested in Covered Year	$1,287,469
- fair value (from prior year-end) for prior-year awards that failed to meet applicable vesting conditions in Covered Year	$—
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	$(1,225,047)
+Covered year-end fair value of equity awards granted in Covered Year that were outstanding and unvested at Covered Year-end	$967,267
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that were outstanding and unvested at Covered Year-end	$(32,697)
+/- change in fair value (from prior year-end to vesting date) for prior-year equity awards that vested in Covered Year	$180,323
- fair value (from prior year-end) for prior-year equity awards that failed to meet applicable vesting conditions in Covered Year	$—

Non-PEO NEO Average Total Compensation Amount	$ 2,796,552	1,969,062	2,043,948	2,407,078	1,675,553
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,686,398	1,702,991	2,565,627	2,603,319	2,032,412
Adjustment to Non-PEO NEO Compensation Footnote	For each of 2025, 2024, 2023, 2022, and 2021 (each, a “Covered Year”), in determining both the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executive officers for purposes of this column, we deducted from or added back to the total amounts of compensation reported as the Summary Compensation Table total (or average Summary Compensation Table total) certain amounts in accordance with SEC rules, as itemized below for 2025:

Item Added (Deducted)	2025
For PEO (Mr. Hult):
- SCT “Stock Awards” column value	$(6,999,971)
+ Covered year-end fair value of equity awards granted in Covered Year that were outstanding and unvested at Covered Year-end	$5,527,006
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that were outstanding and unvested at Covered Year-end	$(231,903)
+/- change in fair value (from prior year-end to vesting date) for prior-year equity awards that vested in Covered Year	$1,287,469
- fair value (from prior year-end) for prior-year awards that failed to meet applicable vesting conditions in Covered Year	$—
For Non-PEO Named Executive Officers (Average):
- SCT “Stock Awards” column value	$(1,225,047)
+Covered year-end fair value of equity awards granted in Covered Year that were outstanding and unvested at Covered Year-end	$967,267
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that were outstanding and unvested at Covered Year-end	$(32,697)
+/- change in fair value (from prior year-end to vesting date) for prior-year equity awards that vested in Covered Year	$180,323
- fair value (from prior year-end) for prior-year equity awards that failed to meet applicable vesting conditions in Covered Year	$—

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
Adjusted EBITDA
Adjusted EPS
Adjusted Operating Margin

Total Shareholder Return Amount	$ 160	167	154	123	119
Peer Group Total Shareholder Return Amount	228	215	194	132	144
Net Income (Loss)	$ 492,000,000	$ 430,000,000	$ 603,000,000	$ 997,000,000	$ 532,000,000
Company Selected Measure Amount	1,006,000,000	982,000,000	1,135,000,000	1,336,000,000	828,000,000
PEO Name	Mr. Hult
Additional 402(v) Disclosure	For each of 2021, 2022, 2023, 2024 and 2025, total stockholder return (“TSR”) for the Company and the Peer Group Index (described below) was calculated as the cumulative total stockholder return based on a deemed fixed investment of $100 at market close on December 31, 2020, assuming dividend reinvestment. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is defined in Appendix A ("Non-GAAP Financial Measures and Reconciliation").
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,999,971)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,527,006
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(231,903)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,287,469
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,225,047)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	967,267
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,697)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	180,323
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0